Pay vs Performance Disclosure - USD ($)	6 Months Ended		12 Months Ended
	Dec. 31, 2024	Jun. 19, 2024	Dec. 31, 2024	Dec. 31, 2023
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
Pay Versus Performance
The disclosure included in this section is prescribed by SEC rules and does not necessarily align with how the Company or the Compensation Committee view the link between the Company’s performance and Named Executive Officer pay.
Required Tabular Disclosure of Pay Versus Performance
The amounts set forth below under the headings “Compensation Actually Paid to PEO” and “Average Compensation Actually Paid for Named Executive Officers” have been calculated in a manner consistent with Item 402(v) of Regulation
S-K.
Use of the term “compensation actually paid” (“CAP”) is required by the SEC’s rules and as a result of the calculation methodology required by the SEC, such amounts differ from compensation actually received by the individuals.

Year	Summary Compensation Table Total for First PEO (1)(2) ($)	Summary Compensation Table Total for Second PEO (1)(2)	Compensation Actually Paid to First PEO (1)(3) ($)	Compensation Actually Paid to Second PEO (1)(3)	Average Summary Compensation Table Total for Non-PEO Named Executive Officers (1)(2) ($)	Average Compensation Actually Paid to Non-PEO Named Executive Officers (1)(3) ($)	Value of Initial Fixed $100 Investment: Total Shareholder Return (4) ($)	Net Income (millions) (5) ($)
2024	$1,093,258	$5,900,979	$956,456	$16,248,199	$2,062,450	$5,785,002	$539.70	($57,982)
2023	$1,590,892	n/a	$1,905,484	n/a	$1,111,951	$1,405,801	$190.77	($42,823)

(1)	The following individuals are our PEO and other non-PEO Named Executive Officers for each fiscal year:

Year	First PEO	Second PEO	Non-PEO Named Executive Officers
2024	Erik Ostrowski (through June 20, 2024)	Alise Reicin, M.D. (starting June 20, 2024)	Daniel Lochner and Marcella K. Ruddy, M.D.
2023	Erik Ostrowski		Geoff MacKay, Azadeh Golipour, Ph.D. and Essra Ridha, M.D., MRCP, FFPM

(2)
Represents the amount of total compensation reported for our Principal Executive
Officers
(“PEO”) and the average total compensation for our
non-PEO
Named Executive Officers for each corresponding year in the “Total” column of the Summary Compensation Table. Refer to “Executive Compensation—Summary Compensation Table.”

(3)
Represents the amount of CAP to our PEOs and the average amount of CAP to our
Non-PEO
Named Executive Officers, respectively, as computed in accordance with Item 402(v) of Regulation
S-K.
The dollar amounts do not reflect the actual amount of compensation earned by or paid to our Named Executive

Officers during the applicable year. In accordance with the requirements of Item 402(v) of Regulation
S-K,
the following adjustments were made to the reported total compensation for each year to determine the CAP:

Year	Named Executive Officers	Summary Compensation Table (“SCT”) Total Compensation	Deduct: Grant Date Fair Value of the “Stock Awards” and “Option Awards” Columns in the SCT for Applicable FY*	Add: Fair Value at Applicable FY End of Awards Granted during Applicable FY that Remain Unvested as of Applicable FY End*	Add: Change in Fair Value from the end of the Prior FY to the end of the Applicable FY of Awards Granted during Prior FY that were Outstanding and Unvested as of Applicable FY End*	Add: Vesting Date Fair Value of Awards Granted during Applicable FY that Vested During Applicable FY*	Add: Change in Fair Value from the end of Prior FY to Vesting Date Fair Value of Awards Granted during Prior FY that Vested During Applicable FY*	Deduct: Fair Value at Prior Year End of Awards Granted during Prior FY that were Forfeited during Applicable FY*	CAP
2024	First PEO	$1,093,258	$0	$0	$0	$0	$10,053	($146,855)	$956,456
	Second PEO	$5,900,979	($4,892,410)	$13,136,074	$1,297,042	$0	$806,514	$0	$16,248,199
	Average Non-PEO Named Executive Officers	$2,062,450	($1,497,952)	$4,578,478	$504,902	$0	$137,124	$0	$5,785,002
2023	First PEO	$1,590,892	($339,878)	$313,246	$199,294	$0	$141,930	$0	$1,905,484
	Average Non-PEO Named Executive Officers	$1,111,951	($329,391)	$263,535	$210,110	$0	$149,596	$0	$1,405,801

*	The valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of grant.
(4)
For the relevant fiscal year, represents the cumulative Total Shareholder Return (“TSR”) of our common
stock at the end of
each
fiscal year, assuming an initial investment of $100 on December 31, 2022.

(5)	The dollar amounts reported represent the amount of net loss reflected in the Company’s audited financial statements for the applicable year.

Named Executive Officers, Footnote
(1)	The following individuals are our PEO and other non-PEO Named Executive Officers for each fiscal year:

Year	First PEO	Second PEO	Non-PEO Named Executive Officers
2024	Erik Ostrowski (through June 20, 2024)	Alise Reicin, M.D. (starting June 20, 2024)	Daniel Lochner and Marcella K. Ruddy, M.D.
2023	Erik Ostrowski		Geoff MacKay, Azadeh Golipour, Ph.D. and Essra Ridha, M.D., MRCP, FFPM

Adjustment To PEO Compensation, Footnote
(3)
Represents the amount of CAP to our PEOs and the average amount of CAP to our
Non-PEO
Named Executive Officers, respectively, as computed in accordance with Item 402(v) of Regulation
S-K.
The dollar amounts do not reflect the actual amount of compensation earned by or paid to our Named Executive

Officers during the applicable year. In accordance with the requirements of Item 402(v) of Regulation
S-K,
the following adjustments were made to the reported total compensation for each year to determine the CAP:

Year	Named Executive Officers	Summary Compensation Table (“SCT”) Total Compensation	Deduct: Grant Date Fair Value of the “Stock Awards” and “Option Awards” Columns in the SCT for Applicable FY*	Add: Fair Value at Applicable FY End of Awards Granted during Applicable FY that Remain Unvested as of Applicable FY End*	Add: Change in Fair Value from the end of the Prior FY to the end of the Applicable FY of Awards Granted during Prior FY that were Outstanding and Unvested as of Applicable FY End*	Add: Vesting Date Fair Value of Awards Granted during Applicable FY that Vested During Applicable FY*	Add: Change in Fair Value from the end of Prior FY to Vesting Date Fair Value of Awards Granted during Prior FY that Vested During Applicable FY*	Deduct: Fair Value at Prior Year End of Awards Granted during Prior FY that were Forfeited during Applicable FY*	CAP
2024	First PEO	$1,093,258	$0	$0	$0	$0	$10,053	($146,855)	$956,456
	Second PEO	$5,900,979	($4,892,410)	$13,136,074	$1,297,042	$0	$806,514	$0	$16,248,199
	Average Non-PEO Named Executive Officers	$2,062,450	($1,497,952)	$4,578,478	$504,902	$0	$137,124	$0	$5,785,002
2023	First PEO	$1,590,892	($339,878)	$313,246	$199,294	$0	$141,930	$0	$1,905,484
	Average Non-PEO Named Executive Officers	$1,111,951	($329,391)	$263,535	$210,110	$0	$149,596	$0	$1,405,801

*	The valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of grant.

Non-PEO NEO Average Total Compensation Amount			$ 2,062,450	$ 1,111,951
Non-PEO NEO Average Compensation Actually Paid Amount			$ 5,785,002	1,405,801
Adjustment to Non-PEO NEO Compensation Footnote
(3)
Represents the amount of CAP to our PEOs and the average amount of CAP to our
Non-PEO
Named Executive Officers, respectively, as computed in accordance with Item 402(v) of Regulation
S-K.
The dollar amounts do not reflect the actual amount of compensation earned by or paid to our Named Executive

Officers during the applicable year. In accordance with the requirements of Item 402(v) of Regulation
S-K,
the following adjustments were made to the reported total compensation for each year to determine the CAP:

Year	Named Executive Officers	Summary Compensation Table (“SCT”) Total Compensation	Deduct: Grant Date Fair Value of the “Stock Awards” and “Option Awards” Columns in the SCT for Applicable FY*	Add: Fair Value at Applicable FY End of Awards Granted during Applicable FY that Remain Unvested as of Applicable FY End*	Add: Change in Fair Value from the end of the Prior FY to the end of the Applicable FY of Awards Granted during Prior FY that were Outstanding and Unvested as of Applicable FY End*	Add: Vesting Date Fair Value of Awards Granted during Applicable FY that Vested During Applicable FY*	Add: Change in Fair Value from the end of Prior FY to Vesting Date Fair Value of Awards Granted during Prior FY that Vested During Applicable FY*	Deduct: Fair Value at Prior Year End of Awards Granted during Prior FY that were Forfeited during Applicable FY*	CAP
2024	First PEO	$1,093,258	$0	$0	$0	$0	$10,053	($146,855)	$956,456
	Second PEO	$5,900,979	($4,892,410)	$13,136,074	$1,297,042	$0	$806,514	$0	$16,248,199
	Average Non-PEO Named Executive Officers	$2,062,450	($1,497,952)	$4,578,478	$504,902	$0	$137,124	$0	$5,785,002
2023	First PEO	$1,590,892	($339,878)	$313,246	$199,294	$0	$141,930	$0	$1,905,484
	Average Non-PEO Named Executive Officers	$1,111,951	($329,391)	$263,535	$210,110	$0	$149,596	$0	$1,405,801

*	The valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of grant.

Equity Valuation Assumption Difference, Footnote			The valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of grant.
Compensation Actually Paid vs. Total Shareholder Return
CAP and Cumulative TSR
The chart below shows the relationship between the CAP to our PEOs and the average CAP to our non-PEO
Named Executive Officers, on the one hand, to the Company’s cumulative TSR over the two years presented in the table, on the other.

Compensation Actually Paid vs. Net Income
CAP and Net Loss
The chart below shows the relationship between the compensation actually paid to our PEOs and the average compensation actually paid to our non-PEO
Named Executive Officers, on the one hand, to the Company’s Net Loss over the two years presented in the table, on the other.

Total Shareholder Return Amount			$ 539.7	190.77
Net Income (Loss)			(57,982,000,000)	(42,823,000,000)
Erik Ostrowski [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount			1,093,258	1,590,892
PEO Actually Paid Compensation Amount			956,456	$ 1,905,484
PEO Name		Erik Ostrowski		Erik Ostrowski
Alise Reicin [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount			5,900,979
PEO Actually Paid Compensation Amount			16,248,199
PEO Name	Alise Reicin
PEO | Erik Ostrowski [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0	$ (339,878)
PEO | Erik Ostrowski [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0	313,246
PEO | Erik Ostrowski [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0	199,294
PEO | Erik Ostrowski [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0	0
PEO | Erik Ostrowski [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			10,053	141,930
PEO | Erik Ostrowski [Member] | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(146,855)	0
PEO | Alise Reicin [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(4,892,410)
PEO | Alise Reicin [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			13,136,074
PEO | Alise Reicin [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			1,297,042
PEO | Alise Reicin [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0
PEO | Alise Reicin [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			806,514
PEO | Alise Reicin [Member] | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(1,497,952)	(329,391)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			4,578,478	263,535
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			504,902	210,110
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0	0
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			137,124	149,596
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			$ 0	$ 0